FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
                 PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
                     ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
                    VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
                   VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
                          VARIABLE UNIVERSAL LIFE (VUL)
                        VARIABLE UNIVERSAL LIFE 2 (VUL2)
                        VARIABLE UNIVERSAL LIFE 3 (VUL3)
                        VARIABLE UNIVERSAL LIFE 4 (VUL4)
                  SURVIVIORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
                VARIABLE UNIVERSAL LIFE - DEATH BENEFIT (VUL-DB)
                  VARIABLE UNIVERSAL LIFE - CASH VALUE (VUL-CV)

            Flexible Premium Variable Universal Life Insurance Policy
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                     Supplement dated September 19, 2008 to
             Prospectuses Dated May 1, 2008 and May 13, 2008 for the
                                 VUL-CV & VUL-DB

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change was made effective September 10, 2008.

      Premier VIT OpCap Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio

Under "SEPARATE ACCOUNT INVESTMENT CHOICES" subsection "Investment Policies Of The Portfolios" the following name and investment objective change was made effective September 10, 2008.

      Premier VIT OpCap Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio

      Investment objective changed to: The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008).

Under "SEPARATE ACCOUNT INVESTMENT CHOICES" subsection "Investment Policies Of The Portfolios" under the table in the first paragraph, the following change was made effective September 10, 2008.

      OpCap Advisors LLC ("OpCap Advisors") is the investment adviser to the Premier VIT Small Cap Portfolio. OpCap Advisors has retained its affiliates Nicholas-Applegate Capital Management LLC ("NACM") as sub-adviser to the Portfolio.